Equity	12 Months Ended
Sep. 30, 2021
Stockholders' Equity Note [Abstract]
EQUITY

15. EQUITY

(a)	Ordinary shares

The Company was established under the laws of the BVI on January 24, 2019. The authorized number of Ordinary Shares was 50,000 with par value of $1 per share. On January 24, 2019, the Company issued 50,000 shares to the shareholders at par $1 per share.

On September 8, 2020, the Company effected a one thousand-for-one subdivision of shares to shareholders, which increased the total number of authorized and issued ordinary shares of 50,000 to 50,000,000 and decreased the par value of ordinary shares from $1 to $0.001. The Company also registered an additional authorized number of ordinary shares of 50,000,000 of par value of $0.001 per share and preferred shares of 10,000 of no par value. Then the shareholders surrendered a pro-rata number of ordinary shares of 42,200,000 to the Company for no consideration and thereafter cancelled. Following the surrender, the issued and outstanding ordinary shares were 7,800,000 of par value of $0.001 per share.

On January 28, 2021, the Company closed its initial public offering (“IPO”). 3,038,500 ordinary shares, par value $0.001 per share, at an offering price of $4 per share for a total of $12,154,000 in gross proceeds. The Company raised total net proceeds of $10,845,638 after deducting underwriting discounts, commotions, and offering expenses.

On June 1, 2021, the Company, closed its registered direct public offering of 2,564,102 units of its securities (each, a “Unit”), with each Unit consisting of (i) one ordinary share of the Company, par value $0.001 per share, and (ii) one warrant to purchase 0.7 ordinary share, at an offering price of $4.68 per Unit for a total $12,000,000 in gross proceeds. The Company raised total net proceeds of $10,881,576 after deducting underwriting discounts, commotions, and offering expenses.

(b)	Subscription receivable

As of September 30, 2020 and 2021, subscription receivable on the Consolidated Balance Sheets represented the unrecovered consideration of the 7,800,000 ordinary shares issued by the Company.

(c)	Statutory reserve and restricted net assets

The Company’s PRC subsidiaries, VIE and VIE’s subsidiaries are required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Company is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital. This statutory reserve is not distributable in the form of cash dividends. As of September 30, 2020 and 2021, statutory reserve provided were $212,842 and $233,413, respectively.

Relevant PRC statutory laws and regulations permit the payment of dividends by the Company’s PRC subsidiaries and VIE and VIE’s subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Furthermore, registered share capital and capital reserve accounts are also restricted from distribution. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries and VIE and VIE’s subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. The Company’s restricted net assets, comprising of the registered paid in capital and statutory reserve of Company’s PRC subsidiaries and VIE and VIE’s subsidiaries, were $12,290,900 and $28,064,866 as of September 30, 2020 and 2021, respectively.

(d)	Receivables from a shareholder

Receivables from a shareholder as of September 30, 2020 and 2021 included the loans to Mr. Henglong Chen, a significant shareholder and former Chairman of Board of the Company, amounted to $4,737,521, and $3,152,179, respectively.

The receivable from Mr. Chen is interest-free loan and is due on demand. According to ASC 505, the terms of the transaction (e.g., interest rates, payment terms and maturities, evidence of ability and intent of repayment, nature and sufficiency of collateral) is not comparable to terms that would be expected to be available from external sources, thus the receivable should be presented as a deduction to equity, rather than an asset. Thus, the Company recorded the balance as a deduction to equity on the Consolidated Balance Sheets.

(e)	Option

In January 2021, the Company granted its underwriters an option to purchase 420,000 shares for a period of 45 days after the closing of the initial public offering to purchase the Company’s Ordinary Shares to be offered by the Company pursuant to the offering (excluding shares subject to this option). These options expired and unexercised in 2021.

On January 29, 2021, an underwriter exercised an over-allotment option (the “Option”) in part to purchase 238,500 Ordinary Shares from the Company in connection with the IPO at a price of $4.00 per Ordinary Share for gross proceeds of $954,000 under the Option.

	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Days	Intrinsic Value
Options Outstanding as of September 30, 2020	-	-	-	-
Options Exercisable as of September 30, 2020	-	-	-	-
Options granted	420,000	4	45	-
Options exercises	(238,500)	4	45	-
Options expired	(181,500)	4	45	-
Options Outstanding as of September 30, 2021	-	-	-	-
Options Exercisable as of September 30, 2021	-	-	-	-

(f)	Warrant

In January, 2021, the warrant shares were granted to an underwriter to purchase 303,850 ordinary shares at an exercise price of $4.4 per share. The warrant shares can be purchased in cash or via the cashless exercise option. As the share price on the exercise date was higher than the exercise price of $4.40, the Company issued 224,289 ordinary shares to warrant holders for free.

In June 2021, warrant shares were granted to investors in the Company’s public offering to purchase 1,794,871 ordinary shares at an exercise price of $4.68 per share. Warrants shares were also granted to FT Global Capital, Inc. to purchase 217,948 ordinary shares at an exercise price of $5.85 per share. Both the warrant shares granted to both investors and FT Global Capital, Inc. can be purchased in cash or via cashless exercise option, and are exercisable before June 1, 2023.

As of September 30, 2021, the warrant shares granted to investors and FT Global Capital, Inc. have not been exercised.

Following table summarizes the warrant activities for the fiscal years ended September 30, 2021. There were no warrant activities for the fiscal year ended September 30, 2019 and 2020.

	Ordinary shares number Outstanding	Weighted Average Exercise Price	Contractual Life in Year	Intrinsic Value
Warrants outstanding as of September 30, 2020	-	-	-	-
Warrants Exercisable as of September 30, 2020	-	-	-	-
Warrants granted	2,316,669	$4.75	2.39	-
Warrants exercises	(303,850)	$4.40	-	-
Warrants expired	-	-	-	-
Warrants Outstanding as of September30, 2021	2,012,819	$4.81	1.67	-
Warrants Exercisable as of September 30, 2021	2,012,819	$4.81	1.67	-

(g)	Non-controlling interests

As of September 30, 2020 and 2021, the Company’s non-controlling interests represented 19.13% equity interest of Hengmao, 20% equity interest of Dilang, which was established on July 2, 2019, and 49% equity interest of Cenbird E- Motorcycle, which was acquired on September 10, 2019.